Putnam
Strategic
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The past several months have provided little joy for investors in global fixed-income securities. Concerns over rising interest rates and renewed inflation cast a pall over virtually all the world's bond markets. Even the U.S. Treasury and core European government bonds that were doing so well a year ago as other fixed-income markets were faltering are feeling the heat now. About the only bright spots have been bonds of emerging markets, which as a group recovered smartly from the financial crisis that nearly did them in during the summer and fall of 1998.

The results of this general market malaise are reflected in the performance of Putnam Strategic Income Fund during the semiannual period that ended on September 30, 1999. In the following report, your fund's management team reviews performance and concludes that while more near-term volatility lies ahead, long-term prospects remain positive.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


Report from the Fund Managers

Jennifer E. Leichter
David L. Waldman
D. William Kohli
Jeffrey A. Kaufman

The first half of Putnam Strategic Income Fund's fiscal year was a challenging period for all sectors of the fixed-income market. During the six months ended September 30, 1999, the Federal Reserve Board increased short-term interest rates twice. A quarter-point increase in June -- the first in two years -- was followed by another quarter-point increase in August. This rising-rate environment, coupled with general investor uncertainty as the year 2000 approached, dampened bond performance. The high-yield sector, which had been enjoying a sharp recovery since the start of the calendar year, also weakened as investors again began to shy away from any element of risk. Despite dampened performance for the period, your fund benefited from its ability to spread assets across a range of bond investments, including the stronger media and telecommunications sectors of the high-yield market. In addition, emerging-markets securities provided a boost in the fund's international sector.

Total return for 6 months ended 9/30/99

    Class A          Class B          Class C          Class M
  NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
------------------------------------------------------------------------
 -1.03%  -5.72%   -1.40%  -6.13%   -1.41%  -2.35%   -1.16%  -4.41%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* U.S. TREASURIES HURT BY RISING INTEREST RATES

During the period, U.S. Treasury securities were the most seriously affected by the Federal Reserve Board's interest-rate increases. The yield on the benchmark 30-year Treasury bond -- which moves in the opposite direction of its price -- jumped to a 2-year high during the period. As a result, your fund's position in Treasury securities detracted from returns during the semiannual period.


[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS]

SECTOR WEIGHTINGS*

High-yield
bonds                                 48.8%

U.S. government
and agency
obligations
and CMOs                              21.6%

Foreign
bonds                                 19.7%

Footnote reads:
*Based on net assets as of 9/30/99. Holdings will vary over time.


In the final month of the period, a small rally brought Treasury yields down from their August highs. Statements accompanying the August rate increase indicated that this could be the last activity of 1999, as the Fed declared that this increase "markedly diminishes the risk of rising inflation going forward." Also toward the end of the period, equity markets had weakened and investor concerns over Y2K issues appeared to be increasing. While this atmosphere hurt the bond market somewhat, it may result in U.S. Treasuries gaining appeal as a safe-haven asset in the months ahead.

Also within the fund's U.S. government sector, mortgage-backed securities delivered weaker performance. Within this sector of the portfolio, however, we remain optimistic about the fund's investments in more seasoned issues as well as in commercial mortgage-backed securities, which offer structured prepayment protection.

* EMERGING-MARKETS BONDS BECOME MORE ATTRACTIVE

While all sectors of the U.S. bond market suffered during the semiannual period, emerging-markets bonds have performed extremely well, recovering some of the ground they lost in 1998. The fund has exposure to bonds in Brazil, whose prices are at historically inexpensive levels, as well as Mexican issues, which offer attractive yields. We also initiated positions in Bulgaria, one of eastern Europe's more solidly growing economies. We believe Bulgarian bonds offer good value and strong appreciation potential.

The fund's minimal exposure to Japanese bonds limited performance, since Japan was one of the top-performing bond markets during the period due to currency appreciation. Robust domestic demand and a soaring yen attracted capital from domestic and foreign investors alike. The core bond markets of Europe were fairly represented in the portfolio. However, they too came under pressure during the period because of stronger-than-expected economic data, which led to expectations of central bank monetary tightening. The United Kingdom, the weakest performer among major markets, was hurt by an unexpected interest-rate increase by the Bank of England and by indications of similar actions to come.

* HIGH-YIELD SECTOR RETREATS; STRENGTH REMAINS IN MEDIA AND TELECOM HOLDINGS

Amid fears of rising interest rates and increasing equity market weakness high-yield bonds experienced a setback during the period. Telecommunications and media continued to be the top-performing industries and a key focus for your fund. Within these industries, deregulation has created a favorable environment, allowing for substantial cost cutting and opportunities for growth. Selected energy holdings also performed well during the period, including R&B Falcon Corp., which operates the world's largest fleet of marine-based drilling rigs serving the international oil and gas industry. The company specializes in offshore ultra-deep-water drilling operations. While this holding and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

"If you're dollar-cost averaging into a bond fund, don't give up now. It's worth noting that a roaring bull market followed the last losing year for bonds -- 1994."

-- CNBC.com, October 15, 1999


Many of the issuers represented in your fund's portfolio, such as Covad Communications Group and Charter Communications Holdings, either have issued or will soon issue stock, prompting credit improvements and therefore higher prices for their bonds. Covad Communications, which uses high-speed digital technology to provide communications services to consumers and Internet service providers, successfully completed an initial public offering during the period. Covad recently launched a nationwide remote access program, integrating for the first time the company's digital subscriber line service with the networks of AT&T and Qwest Communications International. With the program, Covad is targeting its new TeleSpeed Remote service to small and midsize businesses that want to connect remote offices in other cities. The new service is dramatically faster than long-distance dial-up service.


Don't believe everything you hear about
high-yield issuers

Many investors believe that all companies rated below investment grade level are "fallen angels." This term refers to corporations that were once rated Baa/BBB (the lowest tier of the investment-grade sector) or higher but have since experienced hard times. However, according to Martin Fridson, author of It Was a Very Good Year: Extraordinary Moments in Stock Market History, the vast majority of American companies do not qualify for investment-grade ratings. For one reason, size is a rating consideration and many young but highly profitable companies cannot hope to achieve Baa/BBB status until their sales have grown for several more years. So the average high-yield issuer is less likely to have experienced a setback -- and more likely to have a bright future ahead -- than popular sentiment would indicate.


Stricter Medicare reimbursement formulas negatively affected the performance of several long-term nursing care bonds such as Sun Healthcare and Mariner Post-Acute Network. Fund holding United Artists Theatre, along with other movie exhibition companies, reported disappointing earnings during the period. The onslaught of new multiplexes has resulted in overcapacity in the marketplace, hurting the performance of movie exhibition companies.

* CAUTIOUS OPTIMISM FOR FISCAL YEAR'S SECOND HALF

With the second half of the fund's fiscal year comes the year 2000, along with the potential for jittery investors and market volatility. The perceived problems that 2000 may cause -- however temporarily -- could adversely affect the liquidity of fixed-income securities. However, we expect the Fed to maintain its pre-emptive attitude on interest rates and to keep a tight rein on inflation to slow economic growth. With nervousness and uncertainty may come heightened interest in the bond market as investors shun the riskier equity markets. In the high-yield sector, we believe that further weakness could result in attractive valuation opportunities moving into 2000. As always, we will continue to take full advantage of the fund's ability to diversify across the fixed-income universe, focusing on what we believe are the most promising areas of the market.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Millicom International Cellular S.A.
senior discount notes stepped-coupon, 13 1/2s, 6/1/01, 2006

Charter Communications Holdings LLC
144A senior notes, 8 5/8s, 2009

Global Crossing Holdings, Ltd.
Company guaranty, 9 5/8s, 2008

FOREIGN BONDS

Australia (Government of)
bonds, 8 3/4s, 2008

United Mexican States SEC.
Series B, 6 1/4s, 2019

Brazil (Government of)
FRB, 8s, 2014

U.S. GOVERNMENT AND
AGENCY OBLIGATIONS

Government National Mortgage Association pass-through certificates, 8s, 2025-2029

U.S. Treasury notes,
5 1/2s, 2001

U.S. Treasury notes,
5 1/4s, 2004

Footnote reads:
These holdings represent 16.0% of the fund's net assets as of 9/30/99. Portfolio holdings will vary over time.


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on these bonds. Investments in non-U.S. securities may be subject to certain risks such as currency fluctuations, economic instability, and political developments. Although the U.S. government guarantees the timely payment of principal and interest on some of the underlying securities, the value of fund shares is not guaranteed and will fluctuate.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Strategic Income Fund is designed for investors seeking high current income consistent with capital preservation through U.S. government, high-yield, and international fixed income securities.




TOTAL RETURN FOR PERIODS ENDED 9/30/99

                       Class A            Class B           Class C          Class M
(inception dates)     (2/26/96)          (2/26/96)         (2/1/99)         (2/26/96)
                    NAV       POP      NAV      CDSC     NAV     CDSC     NAV       POP
-----------------------------------------------------------------------------------------
6 months           -1.03%    -5.72%   -1.40%   -6.13%   -1.41%  -2.35%   -1.16%    -4.41%
-----------------------------------------------------------------------------------------
1 year              0.35     -4.39    -0.40    -4.98    -0.18   -1.10     0.10     -3.10
-----------------------------------------------------------------------------------------
Life of fund       13.80      8.45    10.90     8.35    11.07   11.07    12.79      9.07
Annual average      3.67      2.28     2.92     2.26     2.97    2.97     3.41      2.45
-----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/99

                                Salomon Bros.
                   Lehman Bros.   Non-U.S.  First Boston     Consumer
                    Aggregate   World Govt.  High Yield       price
                   Bond Index    Bond Index    Index          index
------------------------------------------------------------------------
6 months             -0.21%         1.35%      -0.46%         1.76%
------------------------------------------------------------------------
1 year               -0.37          1.53        3.95          2.75
------------------------------------------------------------------------
Life of fund         23.99         15.44       25.77          8.39
Annual average        6.18          4.09        6.61          2.27
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 6-month,1-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 9/30/99

                               Class A      Class B       Class C       Class M
--------------------------------------------------------------------------------------
Distributions (number)            6            6             6             6
--------------------------------------------------------------------------------------
Income                        $0.343413    $0.315293     $0.314888     $0.334043
--------------------------------------------------------------------------------------
Capital gains                     --            --           --            --
--------------------------------------------------------------------------------------
  Total                       $0.343413    $0.315293     $0.314888     $0.334043
--------------------------------------------------------------------------------------
Share value:                NAV      POP       NAV          NAV      NAV      POP
--------------------------------------------------------------------------------------
3/31/99                    $7.64    $8.02     $7.65        $7.66    $7.64    $7.90
--------------------------------------------------------------------------------------
9/30/99                     7.22     7.58      7.23         7.24     7.22     7.46
--------------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------------
Current dividend rate1      9.14%    8.71%     8.38%        8.36%    8.89%    8.60%
--------------------------------------------------------------------------------------
Current 30-day SEC yield2   8.97     8.54      8.20         8.20     8.70     8.42
--------------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or class C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Aggregate Bond Index* is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and
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  The site can be accessed through any of the major online services (America
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  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.





The fund's portfolio
September 30, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (48.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.8%)
--------------------------------------------------------------------------------------------------------------------------
     $      300,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      306,000
             80,000  Lamar Media Corp. company guaranty 9 5/8s, 2006                                                81,400
            540,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                 534,600
            420,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                               413,700
            350,000  Outdoor Systems, Inc. company guaranty 8 7/8s, 2007                                           360,500
                                                                                                            --------------
                                                                                                                 1,696,200

Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            485,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 414,675
            130,000  Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                         111,150
            190,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              167,200
            500,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 9 7/8s, 2006                                        497,500
             80,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 78,200
             90,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                             81,225
            500,000  Burke Industries, Inc. company guaranty 10s, 2007                                             350,000
            400,000  Decrane Aircraft Holdings company guaranty Ser. B,
                       12s, 2008                                                                                   400,000
             70,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       67,200
             65,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                                67,194
            870,000  L-3 Communications Corp. sr. notes 9 1/8s, 2008                                               787,350
            110,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          104,775
            160,000  L-3 Communications Corp. company guaranty Ser. B,
                       8s, 2008                                                                                    147,600
                                                                                                            --------------
                                                                                                                 3,274,069

Agriculture (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            293,389  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   268,451

Airlines (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                 110,850
            140,000  Canadian Airlines Corp. sr. notes 12 1/4s, 2006 (Canada)                                       82,600
            200,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                        160,000
             90,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                             74,700
            280,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            179,200
                                                                                                            --------------
                                                                                                                   607,350

Apparel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  Fruit of the Loom company guaranty 8 7/8s, 2006                                               144,000
            295,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 297,950
             65,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                   65,000
            135,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                              129,600
                                                                                                            --------------
                                                                                                                   636,550

Automotive Parts (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            299,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                         303,485
            270,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                        250,425
            200,000  Exide Corp. sr. notes 10s, 2005                                                               199,000
            190,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                        176,031
             60,000  Hayes Wheels International, Inc. company guaranty Ser. B,
                       9 1/8s, 2007                                                                                 59,325
            400,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                       9 1/8s, 2007                                                                                374,000
            315,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            321,300
             90,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                         86,400
            160,000  Navistar International Corp. sr. notes Ser. B, 8s, 2008                                       154,000
            500,000  Oxford Automotive, Inc. company guaranty Ser. D,
                       10 1/8s, 2007                                                                               435,000
            130,000  Transportation Manufacturing Operations Inc. 144A
                       company guaranty 11 1/4s, 2009                                                              129,350
                                                                                                            --------------
                                                                                                                 2,488,316

Banks (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2008                                          150,750
            540,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                          542,700
            280,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  224,000
             45,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         44,769
             45,000  Greenpoint Capital Trust I company guaranty 9.1s, 2027                                         42,907
             40,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           26,000
             55,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                     51,700
             40,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      37,600
             60,000  Provident Capital Trust company guaranty 8.6s, 2026                                            56,853
            690,000  Realkredit Danmark mortgage 7s, 2029 (Denmark)                                                 95,985
             40,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    37,072
            200,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                192,270
                                                                                                            --------------
                                                                                                                 1,502,606

Basic Industrial Products (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Blount Inc. 144A sr. sub. notes 13s, 2009                                                     360,500
            400,000  Newcor, Inc. company guaranty Ser. B, 9 7/8s, 2008                                            288,000
             80,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 27,200
             30,000  Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                       26,700
                                                                                                            --------------
                                                                                                                   702,400

Broadcasting (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Allbritton Communications Co. sr. sub. deb. Ser. B,
                       9 3/4s, 2007                                                                                497,500
            460,000  Allbritton Communications Co. sr. sub. notes Ser. B,
                       8 7/8s, 2008                                                                                439,300
            300,000  AMFM, Inc. company guaranty 8s, 2008                                                          291,000
              2,861  Australis Media, Ltd. sr. disc. notes stepped-coupon 1 3/4s,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (PIK) (NON)                               0
            450,000  Benedek Communications Corp. sr. disc. notes stepped-
                       coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                                391,500
            215,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               180,600
            685,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              690,138
            460,000  CD Radio Inc. sr. disc. notes stepped-coupon 15s,
                       (15s, 12/1/02), 2007 (STP)                                                                  219,650
             55,000  Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                       2004 (Bermuda)                                                                               22,000
             90,000  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                        92,475
            390,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                      382,200
            200,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                       (11.2s, 11/15/00), 2007 (Bermuda) (STP)                                                     181,000
            730,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                     719,050
            340,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             312,800
            260,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               263,900
            110,000  Globo Communicacoes 144A sr. notes 10 5/8s,
                       2008 (Brazil)                                                                                80,575
             85,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                       62,900
            250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                        250,000
            120,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        115,800
            250,000  Heritage Media Services Corp. sr. sub. notes 8 3/4s, 2006                                     257,500
            120,000  Jacor Communications, Inc. company guaranty Ser. B,
                       8 3/4s, 2007                                                                                126,000
            300,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     339,000
            240,000  Lenfest Communications, Inc. sr. sub. notes 8 1/4s, 2008                                      242,400
            210,000  Paxson Communications Corp. 144A sr. sub. notes
                       11 5/8s, 2002                                                                               217,350
            560,000  Pegasus Communications Corp. sr. notes Ser. B,
                       9 3/4s, 2006                                                                                537,600
            600,000  Pegasus Media & Communications notes Ser. B,
                       12 1/2s, 2005                                                                               648,000
            424,000  PHI Holdings, Inc. sr. sub. notes zero %, 2001                                                356,075
            125,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      129,375
            650,000  Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                                      614,250
            300,000  Spanish Broadcasting Systems sr. notes Ser. B, 11s, 2004                                      333,000
             60,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s,
                       2002 (Mexico)                                                                                46,200
            190,000  TV Azteca Holdings S.A. de C.V. sr. notes 10 1/2s,
                       2007 (Mexico)                                                                               147,250
                                                                                                            --------------
                                                                                                                 9,186,388

Building and Construction (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            125,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                56,250
             35,000  Cia Latino Americana 144A company guaranty 11 5/8s,
                       2004 (Argentina)                                                                             22,050
            660,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   605,550
             70,000  Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                                   64,750
            140,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                 135,800
            180,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      170,550
                                                                                                            --------------
                                                                                                                 1,054,950

Building Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Atrium Companies Inc. company guaranty Ser. B,
                       10 1/2s, 2009                                                                                76,400
            180,000  Building Materials Corp. company guaranty 8s, 2008                                            164,700
                                                                                                            --------------
                                                                                                                   241,100

Business Equipment and Services (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Cex Holdings, Inc. company guaranty Ser. B, 9 5/8s, 2008                                      170,850
            250,000  Iron Mountain, Inc. med. term notes company guaranty
                       10 1/8s, 2006                                                                               258,750
            600,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                             564,000
             40,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   38,800
            470,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        239,700
            166,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                    179,280
                                                                                                            --------------
                                                                                                                 1,451,380

Cable Television (3.1%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              299,200
             20,000  Adelphia Communications Corp. sr. notes Ser. B,
                       9 7/8s, 2007                                                                                 20,200
            240,000  Adelphia Communications Corp. sr. notes Ser. B,
                       8 3/8s, 2008                                                                                226,200
            260,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                          233,675
            380,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           364,800
            500,000  Charter Communications Holdings LLC 144A sr. disc.
                       notes stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                     295,000
          1,270,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                              1,181,100
             60,000  CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                                                   60,531
             70,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           67,039
            230,000  CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                                     227,693
            170,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     161,616
            410,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      322,875
            170,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      152,575
            170,000  Grupo Televisa S.A. de C.V. 144A sr. notes 11 7/8s,
                       2006 (Mexico)                                                                               175,950
            340,000  Insight Midwest 144A sr. notes 9 3/4s, 2009                                                   342,975
            830,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                               722,100
             40,000  Jones Intercable, Inc. sr. notes 9 5/8s, 2002                                                  42,500
            400,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                            423,000
            190,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                      203,300
            200,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         204,000
            210,000  NTL Inc. sr. notes, stepped-coupon Ser. B, zero %
                       (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                               138,600
             70,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              45,150
             60,000  Rogers Cablesystems Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                                  64,350
            150,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (In default) (Argentina) (NON)                                                          70,500
             50,000  TeleWest Communications PLC 11 1/4s, 2008
                       (United Kingdom)                                                                             55,625
            250,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, (9 1/4, 4/15/04), 2009
                       (United Kingdom) (STP)                                                                      153,125
            710,000  United Pan-Europe N.V. 144A sr. disc. notes stepped-
                       coupon zero % (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                   397,600
            340,000  United Pan-Europe N.V. 144A sr. notes 10 7/8s,
                       2009 (Netherlands)                                                                          342,550
                                                                                                            --------------
                                                                                                                 6,993,829

Cellular Communications (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            430,000  Celcaribe S.A. sr. notes stepped-coupon zero %
                       (13 1/2s, 12/3/99), 2004 (Colombia) (STP)                                                   316,050
            405,000  Cellco Finance Corp. NV 144A sr. sub. notes 15s,
                       2005 (Netherlands)                                                                          426,263
            120,000  Conecel Holdings 144A notes Ser. A, 16 1/2s,
                       2000 (In default) (NON)                                                                      12,000
            400,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                           422,000
            260,000  McCaw International Ltd sr. disc. notes stepped coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           156,000
          1,875,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                        1,340,625
            710,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        356,775
            380,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               421,800
            485,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         357,688
            100,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (9 3/4s, 10/31/02), 2007 (STP)                                         70,750
            280,000  Price Communications Wireless, Inc. 144A sr. notes
                       9 1/8s, 2006                                                                                285,600
            828,000  Rogers Cantel, Inc. sr. sub. notes 8.8s, 2007 (Canada)                                        844,560
                                                                                                            --------------
                                                                                                                 5,010,111

Chemicals (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            120,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                    111,000
            310,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               289,850
            150,000  Huntsman Corp. 144A sr. sub. notes FRN 9.031s, 2007                                           133,500
            540,000  Huntsman ICI Chemicals, Inc. 144A sr. sub. notes
                       10 1/8s, 2009                                                                               526,500
            450,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    445,500
            840,000  Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                         835,800
            250,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                        187,500
            446,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      343,420
            149,874  Polytama International notes 11 1/4s, 2007 (Indonesia)                                         26,977
            250,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                227,500
            150,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                       coupon zero % (13 1/2s, 8/15/01), 2008 (STP)                                                 30,000
            170,000  Sterling Chemicals Inc. 144A sec. notes 12 3/8s, 2006                                         159,800
            200,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 112,000
                                                                                                            --------------
                                                                                                                 3,429,347

Computer Services and Software (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               40,400
            230,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          232,300
            160,000  PSINet, Inc. 144A sr. notes 11s, 2009                                                         156,800
            370,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      353,813
            200,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          222,500
            435,000  Unisys Corp. sr. notes 7 7/8s, 2008                                                           420,863
            120,000  Verio Inc. sr. notes 11 1/4s, 2008                                                            122,400
            110,000  Verio Inc. sr. notes 10 3/8s, 2005                                                            109,175
                                                                                                            --------------
                                                                                                                 1,658,251

Conglomerates (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     277,500
            250,000  Cathay International Ltd. 144A sr. notes 13s,
                       2008 (China)                                                                                120,000
            270,000  GS Superhighway Holdings sr. notes 9 7/8s,
                       2004 (China)                                                                                135,000
                                                                                                            --------------
                                                                                                                   532,500

Consumer Durable Goods (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   122,800
             20,000  Hedstrom Holdings, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (12s, 6/1/02), 2009 (STP)                                               7,400
             70,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   53,900
            500,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  430,000
             70,000  Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                         67,900
                                                                                                            --------------
                                                                                                                   682,000

Consumer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            350,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                370,125
             90,000  Protection One, Inc. sr. disc. notes 13 5/8s, 2005                                             81,900
                                                                                                            --------------
                                                                                                                   452,025

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  French Fragrances, Inc. company guaranty Ser. D,
                       10 3/8s, 2007                                                                                54,000
             40,000  French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                        39,650
            110,000  Revlon Consumer Products sr. notes 9s, 2006                                                    99,550
            350,000  Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                          285,250
            150,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               133,875
                                                                                                            --------------
                                                                                                                   612,325

Electric Utilities (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 93,500
            575,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         603,750
            100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          101,000
            100,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                          100,416
            750,000  Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                           905,025
            665,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                           735,018
             68,049  Niagara Mohawk Power Corp. sr. notes Ser. F, 7 5/8s, 2005                                      68,472
            433,282  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          439,192
            350,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                199,500
            380,000  York Power Funding 144A notes 12s,
                       2007 (Cayman Islands)                                                                       380,000
                                                                                                            --------------
                                                                                                                 3,625,873

Electronics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             30,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                       2006 (Canada)                                                                                31,500
             90,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                              85,050
            100,000  Flextronics International Ltd. sr. sub. notes Ser. B,
                       8 3/4s, 2007                                                                                 98,500
             50,000  HCC Industries, Inc. company guaranty 10 3/4s, 2007                                            33,000
             90,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                    91,800
            300,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                285,000
            100,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                    86,250
            430,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               370,875
             30,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   25,200
                                                                                                            --------------
                                                                                                                 1,107,175

Entertainment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                                  44,730
            750,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero %, (10s, 4/1/03), 2008 (STP)                                                           472,500
            500,000  Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                    470,000
            410,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                387,450
            170,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                          156,400
            275,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        258,500
              5,000  Time Warner, Inc. deb. 9.15s, 2023                                                              5,701
                                                                                                            --------------
                                                                                                                 1,795,281

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            970,000  Allied Waste Industries, Inc. 144A sr. sub. notes
                       10s, 2009                                                                                   904,525
            550,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                                484,688
                                                                                                            --------------
                                                                                                                 1,389,213

Financial Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            310,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  207,700
            400,000  Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                            267,500
            260,000  Advanta Corp. med-term notes Ser. D, 6.98s, 2002                                              235,862
            298,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                             183,270
            100,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           63,000
            200,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         183,705
            185,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    63,825
            320,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                   108,800
            310,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    74,400
             80,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                                64,000
            400,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                       319,500
            200,000  Local Financial Corp. sr. notes 11s, 2004                                                     208,000
            525,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                        320,250
            400,000  Resource America Inc. 144A sr. notes 12s, 2004                                                340,000
                                                                                                            --------------
                                                                                                                 2,639,812

Food and Beverages (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  Ameriserve Food Distribution Inc. 144A sec. notes
                       12s, 2006                                                                                   391,000
            110,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                        110,825
            600,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  604,500
          1,020,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                                999,600
            540,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                      432,000
            240,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          151,200
            380,000  Triarc Consumer Products, Inc. 144A sr. sub. notes
                       10 3/4s, 2009                                                                               367,650
            200,000  Vlassic Foods Intl. Inc. 144A sr. sub. notes 10 1/4s, 2009                                    180,000
                                                                                                            --------------
                                                                                                                 3,236,775

Gaming (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                              256,250
            200,000  Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                         203,500
            420,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 407,400
            110,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          97,378
            370,300  Colorado Gaming & Entertainment Co. sr. notes
                       12s, 2003 (PIK)                                                                             351,785
            280,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004 (In default) (NON)                                                            150,500
            100,000  Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                                      94,034
            420,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                         423,150
            150,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                    144,000
            290,000  Horseshoe Gaming Holdings company guaranty
                       8 5/8s, 2009                                                                                274,050
            510,000  International Game Technology sr. notes 7 7/8s, 2004                                          487,050
             70,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                    75,950
             50,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                                 50,625
            750,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                      735,000
            230,000  Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                           223,100
            180,000  Park Place Entertainment sr. sub. notes 7 7/8s, 2005                                          169,650
            250,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In default) (NON)                                  111,875
            120,000  Sun International Hotels Ltd. company guaranty 9s, 2007                                       111,600
            180,000  Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                                     162,900
            250,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            212,500
            310,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            313,900
            125,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                        123,750
                                                                                                            --------------
                                                                                                                 5,179,947

Health Care (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 61,950
             70,000  Columbia/HCA Healthcare Corp. med. term notes notes
                       7.69s, 2025                                                                                  55,650
             50,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               43,758
            330,000  Columbia/HCA Healthcare Corp. med. term notes
                       6.63s, 2045                                                                                 314,381
            250,000  Extendicare Health Services, Inc. company guaranty
                       9.35s, 2007                                                                                 150,000
            150,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     117,000
            250,000  Integrated Health Services, Inc. sr. sub. notes Ser. A,
                       9 1/4s, 2008                                                                                 42,500
            480,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                 28,800
             80,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-
                       coupon Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                          4,000
            130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 124,150
            630,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007                                                  239,400
            315,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                214,200
            100,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                          89,000
          1,125,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                       2007 (In default) (NON)                                                                     112,500
             30,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                       2008 (In default) (NON)                                                                       3,000
            150,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                            142,500
            210,000  Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                         192,150
             90,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                      85,500
            130,000  Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                         118,300
            160,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                        159,200
                                                                                                            --------------
                                                                                                                 2,297,939

Lodging (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           217,500
             10,000  HMH Properties, Inc. sr. notes Ser. C, 8.45s, 2008                                              9,250
             40,000  HMH Properties, Inc. company guaranty Ser. B,
                       7 7/8s, 2008                                                                                 35,700
             40,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                              37,600
            300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                                     307,500
            730,000  ITT Corp. notes 6 3/4s, 2005                                                                  657,146
            120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                               115,200
            440,000  Starwood Hotels & Resorts notes 6 3/4s, 2003                                                  415,466
                                                                                                            --------------
                                                                                                                 1,795,362

Media (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  RBS Participacoes S.A. 144A company guaranty 11s,
                       2007 (Brazil)                                                                               180,000

Medical Supplies and Devices (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  ALARIS Medical Systems, Inc. company guaranty
                       9 3/4s, 2006                                                                                102,025
            500,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 518,750
            250,000  Leiner Health Products sr. sub. notes 9 5/8s, 2007                                            195,000
            190,000  Mediq, Inc. company guaranty 11s, 2008                                                        123,500
            145,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                       2009 (STP)                                                                                   36,250
                                                                                                            --------------
                                                                                                                   975,525

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  Better Minerals & Aggregates Co. 144A sr. sub. notes
                       13s, 2009                                                                                   491,837
             80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           47,200
            290,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        217,500
            150,000  Neenah Foundry Co. company guaranty Ser. F,
                       11 1/8s, 2007                                                                               138,000
            150,000  Neenah Foundry Co. sr. sub. notes Ser. B, 11 1/8s, 2007                                       138,000
            200,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                      210,500
                                                                                                            --------------
                                                                                                                 1,243,037

Motion Picture Distribution (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            630,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           526,050
            330,000  Cinemark USA, Inc. sr. sub. notes Ser. D, 9 5/8s,
                       2008 (Mexico)                                                                               283,800
            310,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                       241,800
            433,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        129,900
            240,000  Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005                                             105,600
            630,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                            126,000
                                                                                                            --------------
                                                                                                                 1,413,150

Oil and Gas (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Belco Oil & Gas Corp. company guaranty Ser. B,
                       10 1/2s, 2006                                                                               205,500
            170,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                                  123,250
             20,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    12,200
             50,000  Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s,
                       2005 (Canada)                                                                                51,500
            150,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   147,359
            170,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                    169,645
             90,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                     92,250
            240,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      238,800
            220,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      212,300
            300,000  Petro Geo-Services ADR notes 7 1/2s, 2007 (Norway)                                            296,274
            120,000  Pogo Producing Co. sr. sub. notes Ser. B, 8 3/4s, 2007                                        114,600
             90,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        44,550
            550,000  RBF Finance Co. company guaranty 11s, 2006                                                    567,875
            300,000  Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                          120,000
             45,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                   44,325
            350,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                                 356,125
                                                                                                            --------------
                                                                                                                 2,796,553

Packaging and Containers (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              467,500
            410,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          389,500
            190,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                             152,000
            350,000  Packaging Corp. 144A sr. sub. notes 9 5/8s, 2009                                              353,500
            278,599  Packaging Corp bank term loan Ser. C, FRN 6s, 2008                                            276,016
             35,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                       35,700
            635,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               598,488
             50,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                                49,625
                                                                                                            --------------
                                                                                                                 2,322,329

Paper and Forest Products (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                       81,200
            250,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                                           250,000
            115,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        107,525
            180,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                       160,200
            235,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                            131,600
            290,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                            294,350
            180,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   100,800
            270,000  PT Pabrik Kertas Tjiwi Kimia company guaranty 10s,
                       2004 (Indonesia)                                                                            153,900
            430,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          375,175
            540,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                              499,500
                                                                                                            --------------
                                                                                                                 2,154,250

Pharmaceuticals (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            295,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         292,788
            370,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                         337,625
                                                                                                            --------------
                                                                                                                   630,413

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 25,000

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            380,000  Affinity Group Holdings sr. notes 11s, 2007                                                   351,500
            140,000  American Media Operation, Inc. sr. sub. notes
                       10 1/4s, 2009                                                                               135,450
            520,000  Garden State Newspapers sr. sub. notes 8 5/8s, 2011                                           468,000
            250,000  Hollinger International Publishing, Inc. company guaranty
                       9 1/4s, 2007                                                                                247,500
             70,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      63,700
             35,722  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      32,507
             45,000  Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                      44,100
                                                                                                            --------------
                                                                                                                 1,342,757

Railroads (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                       55,200
            170,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                              95,200
                                                                                                            --------------
                                                                                                                   150,400

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                            87,000
            420,000  Sbarro Inc. 144A sr. notes 11s, 2009                                                          414,750
                                                                                                            --------------
                                                                                                                   501,750

Retail (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Home Interiors & Gifts, Inc. company guaranty
                       10 1/8s, 2008                                                                               201,250
            110,000  Interact Systems, Inc. 144A sr. disc. notes 14s, 2003                                          17,600
            250,000  K mart Corp. med. term notes 7.86s, 2002                                                      248,228
            200,000  K mart Corp. deb. 7 3/4s, 2012                                                                182,000
            105,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                     95,025
            250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    250,000
            500,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    418,750
            515,000  North Atlantic Trading Co. company guaranty Ser. B,
                       11s, 2004                                                                                   486,675
            210,000  Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                                                     207,900
                                                                                                            --------------
                                                                                                                 2,107,428

Satellite Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            460,000  Golden Sky Systems company guaranty Ser. B,
                       12 3/8s, 2006                                                                               489,900

Semiconductors (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                          738,750
            250,000  Amkor Technologies, Inc. 144A sr. sub. notes 10 1/2s, 2009                                    240,625
            200,000  Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                                    196,000
            520,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             474,500
                                                                                                            --------------
                                                                                                                 1,649,875

Specialty Consumer Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      142,400

Steel (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                  368,000
            185,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                        181,300
            290,000  California Steel Industries 144A sr. notes 8 1/2s, 2009                                       275,500
            305,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                           302,713
            250,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                   245,000
            250,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                     248,125
                                                                                                            --------------
                                                                                                                 1,620,638

Supermarkets (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     123,375

Telecommunications (7.6%)
--------------------------------------------------------------------------------------------------------------------------
            450,000  Alaska Communications Systems 144A sr. sub. notes
                       9 3/8s, 2009                                                                                421,875
             80,000  Allegiance Telecom, Inc. sr. notes 12 7/8s, 2008                                               86,800
            165,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               107,250
            350,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    194,250
            130,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                      81,900
            120,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                            117,600
            120,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                      117,600
            170,000  CapRock Communications Corp. sr. notes 11 1/2s, 2009                                          164,900
            270,000  Carrier1 International S.A. 144A sr. notes 13 1/4s,
                       2009 (Switzerland)                                                                          270,000
            200,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      163,500
          1,130,000  Covad Communications Group, Inc. sr. disc. notes stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03),
                       2008 (STP)                                                                                  576,300
          1,475,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 1/2s, 03/01/03), 2008 (STP)                                                      516,250
            500,000  Econophone, Inc. company guaranty 13 1/2s, 2007                                               525,000
            310,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  173,600
            200,000  Esprit Teleom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            203,000
             60,000  Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                       60,600
          1,020,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero % (13, 4/15/03), 2008 (STP)                                             520,200
            625,000  Focal Communications Corp. sr. disc. notes, stepped-
                       coupon Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                       351,563
            990,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                              1,017,213
          1,162,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       883,120
            630,000  GST Telecommunications, Inc. 144A sr. disc. notes
                       stepped-coupon zero % (10 1/2s, 5/1/03), 2008 (STP)                                         296,100
             50,000  Hermes Europe Railtel 144A sr. notes 11 1/2s,
                       2007 (Netherlands)                                                                           51,250
            100,000  Hyperion Telecommunications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                     84,000
            475,000  Hyperion Telecommunications, Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               498,750
            370,000  Hyperion Telecommunications, Inc. sr. sub. notes 12s, 2007                                    371,850
            300,000  ICG Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (10s, 02/15/03), 2008 (STP)                                                   172,500
            220,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     191,400
            530,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                294,150
            480,000  Intelcom Group (USA), Inc. company guaranty
                       stepped-coupon zero % (12 1/2s, 5/1/01), 2006 (STP)                                         379,200
            210,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 (STP)                                        140,700
            130,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 7/8s, 2007                                                                                115,050
            270,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  232,200
            270,000  Intermedia Communications, Inc. sr. notes Ser. B,
                       8 1/2s, 2008                                                                                230,850
            330,000  IPC Information Systems Inc. sr. disc. notes zero %
                       (10 7/8s,), 2008 (STP)                                                                      244,200
            650,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-
                       coupon zero % (12 1/2s, 2/15/03), 2008 (STP)                                                325,000
            390,000  KMC Telecomunications 144A sr. notes 13 1/2s, 2009                                            378,300
            380,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     221,350
            230,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      193,200
            500,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon zero %,
                       (10 1/2s, 3/1/02), 2007 (STP)                                                               392,500
            410,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    395,650
             30,000  Netia Holdings B.V. 144A company guaranty stepped-
                       coupon zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                        18,900
            250,000  Netia Holdings B.V. company guaranty 10 1/4s,
                       2007 (Netherlands)                                                                          220,000
            375,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         378,750
            480,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         260,400
            525,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         416,183
            290,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                        142,100
            130,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         32,500
            660,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               664,950
            970,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                   960,300
            650,000  Williams Communications Group Inc. sr. notes
                       10 7/8s, 2009                                                                               648,375
            550,000  WinStar Communications, Inc. sr. sub. notes
                       stepped-coupon zero % (15s, 3/1/02), 2007 (STP)                                             632,500
            100,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                          87,000
            240,000  WinStar Communications, Inc. sr. sub. notes 10s, 2008                                         199,200
            330,000  Worldwide Fiber, Inc. 144A sr. notes 12s, 2009                                                322,575
                                                                                                            --------------
                                                                                                                16,744,454

Telephone Services (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            570,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     478,800
            780,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon
                       zero % (10.8s, 5/15/04), 2009 (Canada) (STP)                                                413,400
            180,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (9.27s, 8/15/02), 2007 (Canada) (STP)                                                106,200
            430,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon
                       zero % (8.94s, 8/15/03), 2008 (Canada) (STP)                                                221,450
            190,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                        152,000
             90,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                        76,500
            160,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               139,600
             75,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                         78,750
             60,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                      30,000
             70,000  OnePoint Communications Corp. company guaranty
                       Ser. B, 14 1/2s, 2008                                                                        45,500
            120,000  Primus Telecommunications Group, Inc. sr. notes Ser. B,
                       9 7/8s, 2008                                                                                105,600
            526,000  RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                       523,370
            150,000  RSL Communications, Ltd. company guaranty 10 1/2s, 2008                                       136,500
             40,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                         33,400
             60,000  Transtel pass-through certificates 12 1/2s, 2007                                               29,400
            200,000  US Xchange LLC sr. notes 15s, 2008                                                            195,000
            290,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                              162,400
            500,000  Viatel, Inc. sr. notes 11 1/4s, 2008                                                          470,000
                                                                                                            --------------
                                                                                                                 3,397,870

Textiles (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            260,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               59,800
            100,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                          94,750
                                                                                                            --------------
                                                                                                                   154,550

Transportation (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                       2003 (Greece)                                                                               135,000
            345,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       351,900
            100,000  Johnstown America Industries, Inc. sr. sub. notes
                       11 3/4s, 2005                                                                               102,000
            120,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 115,200
                                                                                                            --------------
                                                                                                                   704,100

Wireless Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,025,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                           369,000
            120,000  Clearnet Communications, Inc. sr. disc. notes stepped-
                       coupon zero % (14 3/4s, 12/15/00), 2005 (STP)                                               112,800
            390,000  Microcell Telecommunications sr. disc. notes stepped-
                       coupon Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                   325,650
            170,000  Omnipoint Corp. 144A sr. notes 11 1/2s, 2009                                                  175,100
             60,000  Orbital Imaging Corp. sr. notes Ser. D, 11 5/8s, 2005                                          40,800
            140,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         106,400
             60,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      18,000
            230,000  Sprint Spectrum L.P. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 8/15/01), 2006 (STP)                                                              213,003
            140,000  Startec Global Communications Corp. sr. notes 12s, 2008                                       116,200
            260,000  Telecorp PCS Inc. 144A sr. disc. notes stepped-coupon
                       zero %, (11 5/8s, 4/15/04), 2009 (STP)                                                      150,150
                                                                                                            --------------
                                                                                                                 1,627,103
                                                                                                            --------------
                     Total Corporate Bonds and Notes  (cost $121,165,805)                                   $  108,044,382

FOREIGN GOVERNMENT BONDS AND NOTES (13.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    3,355,000  Argentina (Republic of) unsub. 11 3/4s, 2009                                           $    3,237,575
          8,965,000  Australia (Government of) bonds 8 3/4s, 2008                                                6,806,920
            775,000  Brazil (Government of) bonds 11 5/8s, 2004                                                    727,570
          3,620,000  Canada (Government of) bonds Ser. WL43,
                       5 3/4s, 2029                                                                              2,453,978
          1,290,000  Canada (Government of) bonds Ser. WB60,
                       7 1/4s, 2007                                                                                960,331
            390,000  Colombia (Republic of) unsub. 9 3/4s, 2009                                                    334,425
            265,000  Colombia (Republic of) unsub. 8 5/8s, 2008                                                    213,325
          3,110,000  Germany (Federal Republic of) bonds Ser. 132,
                       4 1/8s, 2004                                                                              3,281,622
            830,000  Russia (Federation of) unsub. 10s, 2007                                                       348,600
          2,550,000  Russia (Government of) deb. principal loans
                       FRB 6.719s, 2020 (In default) (NON)                                                         232,688
            425,000  Russia (Government of) 144A bonds 12 3/4s, 2028                                               200,281
         20,300,000  Sweden (Government of) bonds Ser. 1041,
                       6 3/4s, 2014                                                                              2,665,097
SEK       2,800,000  Sweden (Government of) bonds Ser. 1035, 6s, 2005                                              352,284
GBP         950,000  United Kingdom Treasury bonds 10s, 2003                                                     1,761,367
GBP         645,000  United Kingdom Treasury bonds Ser. 85,
                       9 3/4s, 2002                                                                              1,157,291
GBP       1,750,000  United Kingdom Treasury bonds 8s, 2000                                                      2,952,692
          1,960,000  United Mexican States bonds Ser. XW,
                       10 3/8s, 2009                                                                             1,983,520
            780,000  United Mexican States sr. notes Ser. EMTN,
                       9 3/4s, 2005                                                                                786,630
                                                                                                            --------------
                     Total Foreign Government Bonds and Notes
                       (cost $31,040,709)                                                                   $   30,456,196

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (11.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations (5.1%)
--------------------------------------------------------------------------------------------------------------------------
                     Federal National Mortgage Association Pass-Through
                       Certificates
     $      338,018    7s, May 1, 2011                                                                      $      337,700
             43,755    6 1/2s, July 1, 2013                                                                         42,935
                     Government National Mortgage Association Pass-Through
                       Certificates
          5,594,813    8s, with due dates from September 15, 2025
                       to June 15, 2029                                                                          5,717,171
          1,487,408    7 1/2s, with due dates from October 15, 2022
                       to November 15, 2023                                                                      1,497,166
          2,945,018    7s, with due dates from December 15, 2022
                       to May 15, 2028                                                                           2,896,146
            997,036    6 1/2s, with due dates from January 15, 2028
                       to March 15, 2029                                                                           953,097
                                                                                                            --------------
                                                                                                                11,444,215

U.S. Treasury Obligations (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            365,000  U.S. Treasury Bonds 5 1/4s, August 15, 2003 (SEG)                                             357,758
                     U.S. Treasury Notes
          2,524,000    6s, August 15, 2009                                                                       2,544,495
             59,000    6s, August 15, 2004                                                                          59,572
          1,755,000    5 1/2s, May 15, 2009                                                                      1,698,243
          5,530,000    5 1/2s, July 31, 2001                                                                     5,516,175
          4,043,000    5 1/4s, May 15, 2004 (SEG)                                                                3,951,386
            785,000  U.S. Treasury Strip zero %, February 15, 2019                                                 222,500
                                                                                                            --------------
                                                                                                                14,350,129
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $26,061,109)                                                                   $   25,794,344

COLLATERALIZED MORTGAGE OBLIGATIONS (10.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
GBP         750,000  Blackstone Hotel Acquisition Co. sr. mtge. loan,
                       FRN, 3.3449s, 2003                                                                   $    1,229,945
                     Commercial Mortgage Acceptance Corp.
     $      485,000    Ser. 97-ML1, Class D, 7.054s, 2010                                                          456,658
            310,000    Ser. 98-C2, Class D, 6.944s, 2009                                                           283,795
            480,000  Countrywide Home Loan Ser. 98-3, Class A5, 6.75s, 2028                                        454,425
            420,000  Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                       Class A8, 6.5s, 2024                                                                        392,444
                     Criimi Mae Commercial Mortgage Trust
          1,365,000    Ser. 98-C1, Class A2, 7s, 2011                                                            1,173,900
            590,000    Ser. 98-C1, Class B, 7s, 2011                                                               442,039
          4,136,758  Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                       Class X, Interest Only (IO), 1.249s, 2023                                                   226,875
            253,137  Fannie Mae Ser. 99-7, Class CZ, 6.5s, 2029                                                    236,169
                     Fannie Mae Strip
          1,682,000    Ser. 96-5, Class SW, IO, 12.124s, 2018                                                      611,828
          2,143,915    Ser. 281, Class 2, IO, 9s, 2026                                                             550,718
          1,017,412    Ser. 241, Class 2, IO, 8.5s, 2023                                                           282,332
            540,878    Ser. 217, Class 2, IO, 8s, 2023                                                             152,798
            193,360    Ser. 176, Class 2, IO, 8s, 2022                                                              54,624
          2,959,286    Ser. 215, Class 2, IO, 7s, 2023                                                             832,299
            165,398    Ser. 98-30, Class TH, IO, 6.5s, 2012                                                         30,805
          2,426,760    Ser. 97-23, Class SH, IO, 4.73s, 2023                                                       489,144
            814,350    Ser. 291, Class 1, Principal Only (PO), zero %, 2027                                        607,200
                     First Union-Lehman Brothers Commercial Mortgage Co.
          2,358,413    Ser. 97-C2, IO, 1.533s, 2027                                                                177,065
          7,316,228    Ser. 98-C2, IO, 0.804s, 2028                                                                274,644
                     Freddie Mac
          1,091,000    Ser. 2182, Class SA, 8.336s, 2025                                                           977,427
            200,000    Ser. 2040, Class PE, 7.5s, 2028                                                             202,394
            115,000    Ser. 1439, Class I, 7.5s, 2022                                                              114,659
                     Freddie Mac Strip
              1,337    Ser. 1208, Class G, IO, 1007.5s, 2022                                                        33,432
            217,543    Ser. 144, Class A, IO, 8s, 2022                                                              60,368
            136,298    Ser. 137, Class B, IO, 8s, 2022                                                              37,823
            223,322    Ser. 165, Class B, IO, 8s, 2024                                                              61,972
            461,971    Ser. 147, IO, 8s, 2023                                                                      129,207
            989,095    Ser. 172, Class A, IO, 6.5s, 2024                                                           281,892
            521,802    Ser. 2103, Class PI, IO, 6.5s, 2012                                                          92,985
            195,000    Ser. 2100, Class GI, IO, 6.5s, 2012                                                          36,319
            324,043    Ser. 2050, Class PI, IO, 6.5s, 2011                                                          58,632
            377,000    Ser. 2039, Class PI, IO, 6.5s, 2012                                                          62,441
          1,653,569    Ser. 1954, Class MG, IO, 6s, 2027                                                           500,721
            443,426    Ser. 1208, Class F, PO, zero %, 2022                                                        352,940
          4,405,133    Ser. 177, PO, zero %, 2026                                                                3,053,307
          1,191,726    Ser. 191, PO, zero %, 2028                                                                  887,836
            285,000  GE Capital Mortgage Services, Inc. Ser. 98-11,
                       Class 2A4, 6.75s, 2028                                                                      270,394
            570,000  General Growth Properties-Ala Moana Ser. 99-C1,
                       Class E, 7.63s, 2004                                                                        570,000
            250,000  General Growth Properties-Ivanhoe Ser. 99-C1,
                       Class F, 7.88s, 2004                                                                        250,000
            295,000  General Growth Properties-Ivanhoe Ser. 99-C1,
                       Class G, 8.63s, 2004                                                                        295,000
            900,000  GMAC Commercial Mortgage Securities, Inc. Ser. 98-C2,
                       Class D, 6.5s, 2010                                                                         801,316
            185,000  Government National Mortgage Association Ser. 97-8,
                       Class PE, 7.5s, 2027                                                                        186,388
            675,000  GS Mortgage Securities Corp. II Ser. 98-GLII, Class D,
                       7.190s, 2031                                                                                617,625
                     Merrill Lynch Mortgage Investors, Inc.
            210,000    Ser. 1995-C3, Class D, 7.770s, 2025                                                         207,408
            111,000    Ser. 98-C2, Class D,7.110s, 2030                                                            103,005
          4,538,290    Ser. 98-C2, IO, 1.577s, 2030                                                                330,444
          4,406,313    Ser. 96-C2, IO, 1.563s, 2028                                                                308,786
                     Morgan Stanley Capital I
            290,000    Ser. 98-XL1, Class E, 6.989s, 2030                                                          271,784
          5,681,554    Ser. 98-HF1, Class X, IO, 1.199s, 2018                                                      317,368
                     Mortgage Capital Funding, Inc.
          2,972,605    Ser. 97-MC2, Class X, IO, 1.581s, 2012                                                      209,012
          6,573,856    Ser. 98-MC1, Class X, IO, 0.859s, 2009                                                      253,248
            231,245  PNC Mortgage Securities Corp. Ser. 97-6,
                       Class A2, 6.6s, 2027                                                                        231,823
             71,353  Prudential Home Mortgage Securities Ser. 93-57,
                       Class A4, 5.9s, 2023                                                                         70,911
             83,295  Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                            82,009
                     Structured Asset Security Corp.
            455,750    Ser. 98-RF2, 8.58s, 2028                                                                    474,407
          3,072,480    Ser. 98-RF3, IO, 6.1s, 2028                                                                 609,119
                                                                                                            --------------
                     Total Collateralized Mortgage Obligations
                       (cost $23,109,431)                                                                   $   22,364,109

BRADY BONDS (6.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    7,374,877  Brazil (Government of) disc. bonds FRB 8s, 2014 (POR)                                  $    4,692,634
            940,000  Brazil (Government of) disc. bonds Ser. ZL, FRB 5.875s, 2024                                  594,550
          3,075,000  Bulgaria (Government of) FRB Ser. A, 6 1/2s, 2024                                           2,114,063
          7,175,000  United Mexican States SEC. Ser.W- B, 6 1/4s, 2019                                           5,273,625
          1,080,000  Venezuela (Government of) deb. Ser. W-A, 6 3/4s, 2020                                         711,504
                                                                                                            --------------
                     Total Brady Bonds  (cost $14,402,028)                                                  $   13,386,376

PREFERRED STOCKS (3.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                600  Adelphia Communications Corp. Ser. B, $13.00 cum. pfd.                                 $       67,200
              2,834  AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                          45,344
                400  Benedek Communications 11.50% pfd. (PIK)                                                      304,000
             20,000  Brand Scaffold Services, Inc. $3.625 cum. pfd.                                                560,000
                822  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                              95,352
              1,052  Capstar Communications, Inc. Ser. E, $12.625 cum. pfd. (PIK)                                  122,032
             11,880  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 320,760
              2,575  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                                 139,050
                965  Citadel Broadcasting Inc. $13.25 cum. pfd. (PIK)                                              109,528
                104  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                             95,680
              4,412  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            474,290
              3,500  Diva Systems Corp. Ser. C, $6.00 pfd.                                                          14,000
             18,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                          72,000
                319  Dobson Communications 13.00% pfd. (PIK)                                                       307,835
                200  Dobson Communications 12.25% pfd. (PIK)                                                       173,000
                110  First Republic 144A 10.50% pfd.                                                               110,000
                360  Fresenius Medical Capital Trust I company guaranty Ser. D,
                       $9.00 pfd. (Germany)                                                                        353,700
                190  Fresenius Medical Capital Trust II company guaranty,
                       $7.875, pfd. (Germany)                                                                      175,275
              4,430  Global Crossing Holdings $10.50 pfd. (PIK)                                                    465,150
                425  Granite Broadcasting 12.75% cum. pfd. (PIK)                                                   408,000
                352  ICG Holdings, Inc. 14.25% pfd. (PIK)                                                          330,880
                497  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            447,300
                250  IXC Communications, Inc. 12.50% cum. pfd. (PIK)                                               262,500
                204  NEXTEL Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                    215,220
              3,623  Nextlink Communications, Inc. $7.00 cum. pfd. (PIK)                                           179,339
                 30  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            324,000
              2,500  Public Service Co. of New Hampshire $2.65 cum. pfd.                                            62,500
                238  R& B Falcon Corp. 13.875% cum. pfd. (PIK)                                                     226,100
                374  Spanish Broadcasting Systems 14.25% cum. pfd.                                                 392,700
                165  Webster Financial 7.375% cum. pfd.                                                            159,699
                200  WinStar Communications, Inc. 14.25% cum. pfd.                                                 168,000
                                                                                                            --------------
                     Total Preferred Stocks  (cost $7,285,977)                                              $    7,180,434

ASSET-BACKED SECURITIES (1.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       19,440  Capita Equipment Receivables Trust Ser. 96-1, Class A4,
                       6.28s, 2000                                                                          $       19,440
             70,000  Contimortgage Home Equity Loan Trust Ser. 97-1,
                       Class M2, 7.67s, 2028                                                                        67,309
            525,133  First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                                   446,363
          1,754,848  Provident Bank Home Equity Loan Trust Ser. 99-1,
                       Class A2, 5.533s, 2019                                                                    1,754,848
                                                                                                            --------------
                     Total Asset-Backed Securities  (cost $2,364,374)                                       $    2,287,960

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      150,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                         $      147,000
            570,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero %, (13s, 8/15/04), 2009 (STP)                                           314,925
              4,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                       coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                                4,800
            150,000  HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                                  116,063
            160,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                151,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes  (cost $694,821)                                     $      733,788

UNITS (0.3%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                350  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In default) (Australia) (STP) (NON)                        $           35
                225  Cybernet 144A units 14s, 2009                                                                 221,625
                220  Pegasus Shipping 144A units company guaranty stepped-
                       coupon zero % (14 1/2s. 6/20/03), 2008 (Bermuda) (STP)                                       22,000
                260  Stone Container Corp. units sr. sub.notes stepped-coupon
                       zero %, (12 1/4s, 11/15/99), 2002 (STP)                                                     261,300
                225  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                 78,750
              2,000  XCL Ltd. 144A units 9.50% cv. cum. Pfd. (PIK)                                                   6,000
                                                                                                            --------------
                     Total Units  (cost $1,395,113)                                                         $      589,710

CONVERTIBLE PREFERRED STOCKS (0.3%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                870  Chesapeake Energy Corp. $3.50 cv. cum. pfd.                                            $       26,753
             10,970  Global Telesystems, Inc. 144A $3.625 cv. cum. pfd.                                            445,656
                 10  Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                         112,000
                330  XCL Ltd 144A Ser. A, 9.50% cv. cum. pfd. (PIK)                                                    990
                                                                                                            --------------
                     Total Convertible Preferred Stocks  (cost $723,043)                                    $      585,399

COMMON STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                 50  AmeriKing, Inc. (NON)                                                                  $          500
              2,000  AMFM, Inc. (NON)                                                                              121,750
             24,136  Celcaribe (NON)                                                                                 9,051
             69,918  Celcaribe S.A. 144A (NON)                                                                      87,398
              1,024  Fitzgerald Gaming Corp. (NON)                                                                     256
              1,213  Hedstrom Holdings, Inc. 144A (NON)                                                              1,213
                 73  Mothers Work, Inc. (NON)                                                                          575
                 60  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     1
                 42  Spanish Broadcasting System, Inc.                                                              27,300
              2,015  Viatel, Inc. (NON)                                                                             59,568
              3,225  WinStar Communications. Inc. (NON)                                                            125,977
                                                                                                            --------------
                     Total Common Stocks  (cost $259,962)                                                   $      433,589

WARRANTS (0.1%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                130  Bestel S.A. (Mexico)                                                       5/15/05     $        3,900
                120  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              6,600
                270  Carrier International 144A                                                 2/15/09              5,400
                615  Cellnet Data Systems, Inc.                                                 10/1/07             15,375
             11,800  CGA Group Ltd. 144A                                                        2/11/07                118
                720  Club Regina, Inc. 144A                                                     12/1/04                720
                 90  Colt Telecommunications Group PLC
                       (United Kingdom)                                                         12/31/06            34,200
              1,620  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                162
                400  Decrane Holdings                                                           9/30/08                  4
              1,299  Diva Systems Corp.                                                         3/1/08              10,392
                 35  Diva Systems Corp.                                                         5/15/06              6,300
              6,480  DTI Holdings Inc.                                                          3/1/08                  65
                250  Epic Resorts                                                               6/15/05                  3
                 85  Esat Holdings, Inc. (Ireland)                                              2/1/07               5,950
                520  Firstworld Communication                                                   4/15/08             36,400
                120  Globalstar Telecommunications                                              2/15/04              8,640
                400  Hyperion Telecommunications 144A                                           4/15/01             50,000
                110  Interact Systems, Inc.                                                     8/1/03                   1
                 25  Intermedia Communications                                                  6/1/00               2,256
                 30  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  1
                500  Iridium World Com 144A                                                     7/15/05                  5
                280  KMC Telecom Holdings, Inc.                                                 4/15/08                840
                290  Knology Holdings, Inc. 144A                                                10/15/07               724
                 60  Long Distance International, Inc. 144A                                     4/13/08                120
                160  McCaw International Ltd.                                                   4/15/07                680
                145  Mediq Inc. 144A                                                            6/1/09                   1
                 70  OnePoint Communications Corp.                                              6/1/08                  70
                140  Orbital Imaging Corp. 144A                                                 3/1/05               2,800
                160  Orion Network Systems                                                      1/15/07              1,840
                480  Pathnet, Inc. 144A                                                         4/15/08              4,800
                320  Paxson Communications Corp. 144A                                           6/30/03              1,280
                230  R& B Falcon Corp. 144A                                                     5/1/09              57,500
                140  Startec Global Communications Corp.                                        5/15/08                140
                 45  Sterling Chemicals Holdings                                                8/15/08                540
                130  Telehub Communications Corp.                                               7/31/05              1,300
                395  UIH Australia/Pacific, Inc. 144A                                           5/15/06             11,850
                205  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             32,800
                                                                                                            --------------
                     Total Warrants  (cost $305,278)                                                        $      303,777

PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $21,032)
                                                                                           EXPIRATION DATE/
CONTRACT AMOUNT                                                                            STRIKE PRICE              VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,900,000  U.S. Treasury Bonds Ten Year
                       Futures Contract (put)                                               Dec 99/107 USD  $        4,531

SHORT-TERM INVESTMENTS (4.3%) (a) (cost $9,592,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    9,592,000  Interest in $750,000,000 joint repurchase agreement dated September 30, 1999 with Goldman Sachs
                       & Company due October 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $9,593,409 for an effective yield of 5.29%                                        $    9,592,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $238,420,682) (b)                                              $  221,756,595
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $221,624,167.

  (b) The aggregate identified cost on a tax basis is $238,484,968, resulting in gross unrealized appreciation and depreciation of $1,786,219 and $18,514,592, respectively, or net unrealized depreciation of $16,728,373.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(POR) A portion of the income will be received in additional securities.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1999.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at
      September 30, 1999, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 1999: (as percentage of Market Value)

               Argentina       1.5%          Mexico                4.2%
               Australia       3.1           Netherlands           1.1
               Brazil          2.9           Sweden                1.4
               Bulgaria        1.0           United Kingdom        3.3
               Canada          3.3           United States        73.6
               Germany         1.7           Other                 1.9
               Luxembourg      1.0                                ----
                                             Total               100.0%


-------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1999 (Unaudited)
(aggregate face value $12,709,659)
                                      Aggregate Face    Delivery   Unrealized
                        Market Value      Value          Date     Appreciation
-------------------------------------------------------------------------------
Danish Krone            $   746,016    $  742,147       2/3/00      $   3,869
Euro Dollars              7,226,478     7,180,812       2/3/00         45,666
Japanese Yen              4,887,631     4,786,700       2/3/00        100,931
-------------------------------------------------------------------------------
                                                                    $ 150,466
-------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1999 (Unaudited)
(aggregate face value $17,916,526)
                            Market   Aggregate Face     Delivery    Unrealized
                            Value         Value          Date      Depreciation
-------------------------------------------------------------------------------
Australian Dollars      $ 5,218,327    $5,191,279       2/3/00      $ (27,048)
British Pounds            3,003,825     2,977,098       2/3/00        (26,727)
Canadian Dollars          3,560,658     3,495,232       2/3/00        (65,426)
Euro Dollars              2,855,693     2,831,048       2/3/00        (24,645)
Japanese Yen              3,498,566     3,421,869       2/3/00        (76,697)
-------------------------------------------------------------------------------
                                                                    $(220,543)
-------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1999 (Unaudited)
                                                                    Unrealized
                                     Aggregate Face   Expiration   Appreciation/
                         Total Value      Value          Date     (Depreciation)
-------------------------------------------------------------------------------
Bank Accept (Short)     $ 5,013,773    $4,900,983       Dec-99      $(112,790)
Euro (Long)               2,355,000     2,351,815       Mar-00          3,185
Euro (Long)               2,586,100     2,581,497       Jun-00          4,603
Euro Euribor (Short)      2,557,193     2,490,884       Dec-00        (66,309)
Euro Euribor (Short)        258,403       254,366       Dec-99         (4,037)
Euro Euribor (Short)      7,718,436     7,513,026       Jun-00       (205,410)
Euro Euribor (Short)        254,892       252,694       Jun-01         (2,198)
Euro Euribor (Short)        258,002       251,033       Mar-00         (6,969)
Euro Euribor (Short)        255,386       252,027       Mar-01         (3,359)
Euro Euribor (Short)        256,614       253,115       Sep-00         (3,499)
Euro-schatz (Long)        1,106,234     1,096,897       Dec-99          9,337
Euroyen (Long)            4,927,988     5,034,830       Jun-00       (106,842)
Euroyen (Long)            3,287,795     3,321,743       Mar-00        (33,948)
Euroyen (Short)           8,202,201     8,343,018       Sep-00        140,817
Libor (Long)              7,499,117     7,357,679       Jun-00        141,438
Libor (Long)              2,295,075     2,247,275       Dec-00         47,800
U.S. Treasury Bond
  20Yr (Long)            11,621,625    11,693,866         Dec-99      (72,241)
-------------------------------------------------------------------------------
                                                                    $(270,422)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $238,420,682) (Note 1)        $221,756,595
-----------------------------------------------------------------------------------------------
Cash                                                                                    912,548
-----------------------------------------------------------------------------------------------
Foreign currency (cost $108,431)                                                        108,859
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                            4,343,682
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,063,574
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,124,544
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          67,811
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                          151,098
-----------------------------------------------------------------------------------------------
Unamortized organizational expenses (Note 1)                                             14,889
-----------------------------------------------------------------------------------------------
Total assets                                                                        229,543,600

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   316,054
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      6,276,638
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              410,900
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            389,801
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               47,484
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,775
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,698
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  169,991
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                             221,175
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                             8,622
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   67,295
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     7,919,433
-----------------------------------------------------------------------------------------------
Net assets                                                                         $221,624,167

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $252,135,804
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,582,251)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                (12,142,340)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (16,787,046)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $221,624,167

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($80,888,292 divided by 11,197,831 shares)                                                $7.22
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $7.22)*                                    $7.58
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($126,311,955 divided by 17,465,501 shares)**                                             $7.23
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($5,596,566 divided by 772,727 shares)**                                                  $7.24
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,827,354 divided by 1,222,321 shares)                                                  $7.22
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $7.22)*                                    $7.46
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended September 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $9,307)                                     $ 10,063,751
-----------------------------------------------------------------------------------------------
Dividends                                                                               326,131
-----------------------------------------------------------------------------------------------
Total investment income                                                              10,389,882

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        768,551
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          204,281
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,521
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   101,227
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   633,915
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    21,001
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    22,685
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,514
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  10,621
-----------------------------------------------------------------------------------------------
Amortization of organizational expenses (Note 1)                                          5,255
-----------------------------------------------------------------------------------------------
Registration fees                                                                         4,575
-----------------------------------------------------------------------------------------------
Auditing                                                                                 29,222
-----------------------------------------------------------------------------------------------
Legal                                                                                    10,788
-----------------------------------------------------------------------------------------------
Postage                                                                                   9,626
-----------------------------------------------------------------------------------------------
Other                                                                                     9,014
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,841,796
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (13,969)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,827,827
-----------------------------------------------------------------------------------------------
Net investment income                                                                 8,562,055
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (3,623,673)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             428,492
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                               (1,792,899)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                     92,176
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period             (6,519,611)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (11,415,515)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (2,853,460)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                   September 30        March 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  8,562,055    $ 12,850,688
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                (4,988,080)     (7,088,106)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                         (6,427,435)    (14,086,489)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting
from operations                                                                      (2,853,460)     (8,323,907)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,736,170)     (5,128,659)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (5,359,918)     (7,008,305)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (174,481)         (6,333)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (406,977)       (646,669)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                  --        (172,254)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (272,107)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --          (4,122)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (19,980)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                                  --        (685,978)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (937,771)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --            (888)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (86,477)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    20,278,443      86,003,857
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          7,747,437      62,710,407

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 213,876,730     151,166,323
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income of $1,582,251 and $466,760, respectively)                        $221,624,167    $213,876,730
---------------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                         Sept. 30                                                          Feb. 26, 1996+
operating performance                            (Unaudited)                   Year ended March 31                   to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $7.64            $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .31              .60(c)           .65(d)           .63(d)           .04(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.39)            (.97)             .40             (.02)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.08)            (.37)            1.05              .61             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.34)            (.59)            (.59)            (.63)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                  --               --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.02)            (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                       --               --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.08)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.34)            (.69)            (.69)            (.65)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $7.22            $7.64            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (1.03)*          (4.33)           13.05             7.36            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $80,888          $78,484          $57,016          $39,178           $3,799
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .61*            1.31             1.26(d)          1.25(d)           .13*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            4.11*            7.43             7.82(d)          7.74(d)           .50*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              66.46*          204.50           211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                         For the period
Per-share                                         Sept. 30                                                         Feb. 26, 1996+
operating performance                            (Unaudited)                    Year ended March 31                 to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $7.65            $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .28              .53(c)           .59(d)           .57(d)           .03(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.38)            (.95)             .40             (.03)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.10)            (.42)             .99              .54             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.32)            (.54)            (.53)            (.56)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                  --               --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.02)            (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                       --               --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --             (.07)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.32)            (.63)            (.63)            (.58)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $7.23            $7.65            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (1.40)*          (4.93)           12.20             6.56            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $126,312         $124,434          $85,379          $57,052           $5,048
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .98*            2.06             2.01(d)          2.00(d)           .20*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.74*            6.67             7.07(d)          6.99(d)           .44*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              66.46*          204.50           211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                            Sept. 30       Feb. 1, 1999+
operating performance                                                                               (Unaudited)      to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $7.66            $7.77
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                  .29              .04
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              (.40)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   (.11)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.31)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                                                                     --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                                                                          --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                    --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.31)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $7.24            $7.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 (1.41)*           (.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $5,597           $1,957
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                .98*             .33*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                               3.79*             .73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 66.46*          204.50
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                           For the period
Per-share                                        September 3                                                        Feb. 26, 1996+
operating performance                            (Unaudited)                   Year ended March 31                   to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $7.64            $8.70            $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .30              .58(c)           .64(d)           .61(d)           .04(c)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.39)            (.97)             .39             (.03)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.09)            (.39)            1.03              .58             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.33)            (.57)            (.57)            (.60)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                                  --               --             (.01)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --             (.02)            (.03)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of
net realized gain on investments                       --               --             (.06)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --             (.08)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.33)            (.67)            (.67)            (.62)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $7.22            $7.64            $8.70            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (1.16)*          (4.57)           12.76             7.09            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $8,827           $9,001           $8,771           $5,802             $482
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .73*            1.56             1.51(d)          1.50(d)           .14*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            3.99*            7.21             7.57(d)          7.48(d)           .50*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              66.46*          204.50           211.24           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2). As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the year ended March 31, 1998, the year ended March 31, 1997, and the period February 26, 1996 (commencement of operations) to March 31, 1996, respectively.



Notes to financial statements
September 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Strategic Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The fund seeks high current income consistent with preservation of capital by investing its assets in debt investments of U.S. and foreign issuers, including government and corporate obligations. The fund may also invest in preferred stocks, common stocks, and other equity securities, as well as in cash or money market instruments.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on February 1, 1999. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended September 30, 1999, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At March 31, 1999, the fund had a capital loss carryover of approximately $3,976,000 available to offset future net capital gain, if any, which will expire on March 31, 2007.

K) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $46,575. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1999, fund expenses were reduced by $13,969 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $663 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $46,324 and $1,497 from the sale of class A and class M shares, respectively, and $169,960 and $2,735 in contingent deferred sales charges from redemptions of class B and class C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $434 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended September 30, 1999, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $73,946,133 and $39,842,261, respectively. Purchases and sales of U.S. government obligations aggregated $80,623,048 and $99,002,609 respectively.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended September 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,542,331        $19,058,636
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      332,392          2,465,359
-----------------------------------------------------------------------------
                                                 2,874,723         21,523,995

Shares
repurchased                                     (1,943,254)       (14,492,004)
-----------------------------------------------------------------------------
Net increase                                       931,469        $ 7,031,991
-----------------------------------------------------------------------------

                                                    Year ended March 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,713,394        $61,974,962
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      529,306          4,214,619
-----------------------------------------------------------------------------
                                                 8,242,700         66,189,581

Shares
repurchased                                     (4,527,889)       (35,815,929)
-----------------------------------------------------------------------------
Net increase                                     3,714,811        $30,373,652
-----------------------------------------------------------------------------

                                          Six months ended September 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,471,498        $25,972,814
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      447,986          3,327,639
-----------------------------------------------------------------------------
                                                 3,919,484         29,300,453

Shares
repurchased                                     (2,722,283)       (20,291,114)
-----------------------------------------------------------------------------
Net increase                                     1,197,201        $ 9,009,339
-----------------------------------------------------------------------------

                                                    Year ended March 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,357,970        $83,776,294
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      683,889          5,099,725
-----------------------------------------------------------------------------
                                                11,041,859         88,876,019

Shares
repurchased                                     (4,583,200)       (36,621,223)
-----------------------------------------------------------------------------
Net increase                                     6,458,659        $52,254,796
-----------------------------------------------------------------------------

                                          Six months ended September 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        565,850        $ 4,255,458
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       18,653            137,849
-----------------------------------------------------------------------------
                                                   584,503          4,393,307

Shares
repurchased                                        (67,446)          (499,720)
-----------------------------------------------------------------------------
Net increase                                       517,057        $ 3,893,587
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                            to March 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        254,964        $ 1,952,429
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,162              8,902
-----------------------------------------------------------------------------
                                                   256,126          1,961,331

Shares
repurchased                                           (456)            (3,483)
-----------------------------------------------------------------------------
Net increase                                       255,670        $ 1,957,848
-----------------------------------------------------------------------------

                                          Six months ended September 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        272,038         $2,046,693
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       39,511            293,038
-----------------------------------------------------------------------------
                                                   311,549          2,339,731

Shares
repurchased                                       (267,283)        (1,996,205)
-----------------------------------------------------------------------------
Net increase                                        44,266         $  343,526
-----------------------------------------------------------------------------

                                                    Year ended March 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        713,461         $5,813,600
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       69,417            553,147
-----------------------------------------------------------------------------
                                                   782,878          6,366,747

Shares
repurchased                                       (612,585)        (4,949,186)
-----------------------------------------------------------------------------
Net increase                                       170,293         $1,417,561
-----------------------------------------------------------------------------


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jennifer E. Leichter
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Jeffrey A. Kaufman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Strategic Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA029-56147 896/2BQ/2BR 11/99